Share Capital And Share Premium	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

10        Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	December 31,
	2018	2017	2016
Authorised share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorised share capital	2,200	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2016	257,965	1
Issued during the year for share based compensation (note 13)	4,790	-
As at December 31, 2016	262,755	1
Issued during the year for share based compensation (note 13)	2,094	-
Issuance of common stock	2,750,000	11
Issuance of common stock due to exercise of warrants	148,181	1
As at December 31, 2017	3,163,030	13
Issued during the year for share based compensation (note 13)	8,797	-
Issuance of common stock due to exercise of warrants	37,500	-
As at December 31, 2018	3,209,327	13

On February 8, 2017, the Company entered into a Share and Warrant Purchase Agreement (“February 2017 private placement”) pursuant to which it sold for $5,000, an aggregate of 500,000 of its common shares, par value $0.004 per share and warrants (the “February 2017 Warrants”) to purchase 2.5 million of its common shares at a price of $16 per share to four investors in a private placement. One investor is the CEO’s sister and the daughter of its chairman. These securities were issued in transactions exempt from registration under the Securities Act. The following day, the Company entered into a registration rights agreement with those purchasers providing them with certain rights relating to registration under the Securities Act of the Shares and the common shares underlying the Warrants.

In connection with the closing of the February 2017 private placement, the Company also entered into two loan amendment agreements with existing lenders.

One loan amendment agreement was entered into by the Company with Firment Trading Limited, the lender of the Firment Credit Facility, which then had an outstanding principal amount of $18,524. Firment Trading Limited released an amount equal to $16,885 (but left an amount equal to $1,639 outstanding, which continued to accrue under the Firment Credit Facility as though it were principal) of the Firment Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Firment Trading Limited, 1,688,500 common shares and a warrant to purchase 623,058 common shares at a price of $16 per share.

The second loan amendment agreement in connection with the closing of the February 2017 private placement was entered into by the Company with Silaner Investments Limited, the lender of the Silaner Credit Facility. Silaner Investments Limited released an amount equal to the outstanding principal of $3,115 (but left an amount equal to $74 outstanding, which continued to accrue under the Silaner Credit Facility as though it were principal) of the Silaner Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Silaner Investments limited, 311,500 common shares and a warrant to purchase 114,944 common shares at a price of $16 per share.

Further to the February 2017 private placement two investors, other than Firment Shipping Inc. and Silaner Investments Limited, partially exercised their warrants in 2017 purchasing 148,181 shares for the aggregate gross proceeds to the Company of approximately $2,371. In January 2018 one investor, other than Firment Shipping Inc. and Silaner Investments Limited, partially exercised its warrants, purchasing 37,500 of the Company’s common shares for aggregate gross proceeds to the Company of approximately $600. Each of the February 2017 Warrants were exercisable for 24 months after their respective issuance..

As of December 31, 2018 and 2017, in connection with the February 2017 private placement, the February 2017 Warrants outstanding were exercisable for an aggregate of 3,052,321 and 3,089,821 common shares respectively.

On October 19, 2017, the Company entered into a Share and Warrant Purchase Agreement (the “October 2017 SPA”) pursuant to which it sold for $2,500 an aggregate of 250,000 of its common shares, par value $0.004 per share and a warrant (the “October 2017 Warrant”) to purchase 1.25 million of its common shares at a price of $16 per share to an investor in a private placement (the “October 2017 Private Placement”). These securities were issued in transactions exempt from registration under the Securities Act of 1933, as amended. On that day, Company also entered into a registration rights agreement with the purchaser providing it with certain rights relating to registration under the Securities Act of the 250,000 common shares issued in connection with the October 2017 Private Placement and the common shares underlying the October 2017 Warrant.

Under the terms of the October 2017 Warrant, the purchaser may not exercise its warrant to the extent such exercise would cause the purchaser, together with its affiliates and attribution parties, to beneficially own a number of common shares which would exceed 4.99% (which may be increased upon no less than 61 days’ notice, but not to exceed 9.99%) of Globus’s then outstanding common shares immediately following such exercise, excluding for purposes of such determination common shares issuable upon exercise of the October 2017 Warrant which have not been exercised. This provision does not limit the purchaser from acquiring up to 4.99% of our common shares, selling all of its common shares, and re-acquiring up to 4.99% of our common shares. The October 2017 Warrant is exercisable for 24 months after its issuance.

As of December 31, 2018 and 2017, in connection with the October 2017 SPA, the October 2017 Warrant was outstanding and exercisable for an aggregate of 1,250,000 common shares.

The Company during 2017 had recorded $218 expense in connection with these warrants which was deducted from share premium in equity.

During the years ended December 31, 2018, 2017 and 2016, Globus issued 8,797, 2,094 and 4,790 common shares respectively as share-based payments.

Series A Preferred Shares issued	Number of shares	USD
As a January 1, 2016	2,567	2
Issued during the year	-	-
Shares redeemed by the issuer	(2,567)	(2)
As at December 31, 2016	-	-
Issued during the year	-	-
As at December 31, 2017	-	-
Issued during the year	-	-
As at December 31, 2018	-	-

The holders of Company’s series A preferred shares were entitled to receive, if funds were legally available, dividends payable in cash in an amount per share to be determined by unanimous resolution of Company’s Remuneration Committee, in its sole discretion. Globus’s board of directors or Remuneration Committee would determine whether funds were legally available under the Marshall Islands Business Corporations Act (“BCA”) for such dividend.  Any accrued but unpaid dividends would not bear interest.  Except as could have been provided in the BCA, holders of the series A preferred shares did not have any voting rights.  Upon the Company’s liquidation, dissolution or winding up, the holders of its series A preferred shares would be entitled to a preference in the amount of the declared and unpaid dividends, if any, as of the date of liquidation, dissolution or winding up.  The series A preferred shares were not convertible into any of its other capital stock.

In July 2016 the 2,567 series A preferred shares, granted to the Company’s former Chief Executive Officer were redeemed and as of December 31, 2018 and 2017 the Company had no series A preferred shares outstanding.

As of December 31, 2018, 2017 and 2016, no Class B shares were outstanding.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the Globus initial and follow-on public offerings, the effects of the settlement of the related party loans (note 4) with the issuance of the Company’s common shares and the effects of the share based payments described in note 13. Accordingly, at December 31, 2018, 2017 and 2016, Globus share premium amounted to $140,334, $139,684 and $110,013, respectively.